SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2020
SHARE-BASED PAYMENTS
Schedule of directors and prescribed officers' equity-settled instruments

The disclosure below incorporates remuneration for services rendered to various companies within the Group during the year.

The executive directors and prescribed officers were paid the following remuneration during the year:

Figures in thousands - SA rand	Salary	Cash bonus accrued for 2020 paid in 2021	Accrual of share-based payment benefits	Pension scheme total contributions	Expense allowance and other benefits	2020	2019	2018
Executive directors
Neal Froneman[1]	13,336	13,405	30,292	838	102	57,973	31,917	35,760
Charl Keyter	6,353	6,526	15,067	937	80	28,963	16,024	17,697
Prescribed officers
Chris Bateman[2]	7,058	3,484	52,404	959	3,054	66,959	25,289	16,885
Shadwick Bessit[3]	4,218	4,022	5,749	769	31	14,789	10,595	688
Hartley Dikgale[4]	977	712	26,852	65	553	29,159	7,898	8,761
Dawie Mostert	3,870	3,660	8,553	545	27	16,655	9,284	10,112
Themba Nkosi	3,788	3,178	8,005	292	23	15,286	8,117	7,265
Wayne Robinson	4,532	4,483	9,848	381	28	19,272	10,044	10,925
Richard Stewart	4,075	3,669	10,635	467	27	18,873	9,428	12,986
Robert van Niekerk	5,156	5,486	11,700	589	44	22,975	13,547	13,508
Laurent Charbonnier[5]	1,315	773	515	11	-	2,614	-	-
Lerato Legong[6]	1,144	945	630	156	-	2,875	-	-
Total	55,822	50,343	180,250	6,009	3,969	296,393	142,143	134,587

[1] Entered into a dual service contract with effect 1 January 2020. Remuneration paid by Stillwater in US dollars was converted at the average exchange rate of R16.46/US$ for the year ended 31 December 2020

[2] Remuneration paid in US dollars was converted at the average exchange rate of R16.46/US$ for the year ended 31 December 2020. Ceased performing a prescribed officer role on 6 September 2020

[3] Ceased performing a prescribed officer role on 16 January 2021

[4] Ceased performing a prescribed officer role on 31 March 2020

[5] Assumed a prescribed officer role on 16 November 2020, remuneration paid in GBP was converted at the average exchange rate of R21.10/GBP for the year ended 31 December 2020

[6] Assumed a prescribed officer role on 1 September 2020

Total key management personnel compensation recognised under IFRS:

Figures in thousands - SA rand	2020	2019	2018
Short-term employee benefits	110,134.0	106,605.0	83,635.0
Post-employment benefits	6,008.0	5,300.0	4,546.0
Share-based payment	127,096.6	120,477.7	46,406.0
Total	243,238.6	232,382.7	134,587.0

The non-executive directors were paid the following fees during the year:

Figures in thousands - SA rand	Directors fees	Committee fees	Expense allowance	2020	2019	2018
Timothy Cumming	1,042	743	124	1,909	1,795	1,698
Savannah Danson	1,042	638	-	1,680	1,609	1,480
Barry Davison[1]	-	-	-	-	666	1,649
Harry Kenyon-Slaney	1,199	775	140	2,114	1,699	-
Richard Menell	1,679	354	81	2,114	1,831	1,723
Sello Moloko[2]	-	-	-	-	1,407	1,802
Nkosemntu Nika	1,042	638	28	1,708	1,609	1,435
Keith Rayner	1,042	822	-	1,864	1,881	1,723
Susan van der Merwe	1,042	638	36	1,716	1,609	1,491
Jerry Vilakazi	1,042	380	-	1,422	1,362	1,289
Vincent Maphai	2,669	-	87	2,756	822	-
Elaine Jay Dorward-King[3]	906	201	-	1,107	-	-
Wang Bin[4]	255	72	-	327	-	-
Lu Jiongjie[4]	255	72	-	327	-	-
Total	13,215	5,333	496	19,044	16,290	14,290

[1] Resigned as a non-executive director on 28 May 2019

[2] Resigned as a non-executive director on 30 September 2019

[3] Appointed as a non-executive director 27 March 2020

[4] Appointed and resigned as a non-executive director on 24 February 2020 and 27 March 2020, respectively

The directors’ and prescribed officers’ share ownership at 31 December 2020 was[1]:

	Number of shares			%
	2020	2019	2018	2020	2019	2018
Executive directors
Neal Froneman[2,10]	4,829,128	4,858,723	4,555,954	0.17	0.18	0.20
Charl Keyter[2,10]	1,775,994	1,673,316	1,530,119	0.06	0.06	0.07
Non-executive directors
Timothy Cumming[2]	1,242	242	106	-	-	-
Barry Davison[4]	-	-	1,567,710	-	-	0.07
Richard Menell[2]	84,625	108,625	108,625	-	-	-
Sello Moloko[4]	-	-	111,534	-	-	-
Keith Rayner[2]	68,992	68,992	68,992	-	-	-
Susan van der Merwe[2]	1,027	1,028	1,028	-	-	-
Vincent Maphai[2]	50,000	-	-	-	-	-
Savannah Danson[2]	2,519	-	-	-	-	-
Harry Kenyon-Slaney[2,5]	16,852	-	-	-	-	-
Elaine Dorward-King[2,6]	4,800	-	-	-	-	-
Total share ownership by directors	6,835,179	6,710,926	7,944,068
Prescribed officers
Chris Bateman[7]	-	32,747	32,747	-	-	-
Shadwick Bessit[8]	94,707	31,652	219,782	-	-	0.01
Hartley Dikgale[7]	-	184,311	114,744	-	0.01	0.01
Dawie Mostert[3,10]	38,975	38,975	50,743	-	-	-
Themba Nkosi[2,10]	59,022	796	19,107	-	-	-
Wayne Robinson[2,10]	184,333	73,292	39,321	0.01	-	-
Richard Stewart[2,10]	105,303	362,747	421,653	-	0.01	0.02
Robert van Niekerk[3,10]	24,341	257,732	271,537	-	0.01	0.01
Laurent Charbonnier[2,9]	35,620	-	-	-	-	-
Lerato Legong[2]	-	-	-	-	-	-
Total	7,377,480	7,693,178	9,113,702

[1] Following the implementation of the Scheme (refer note 26), the Directors’ shareholdings are in Sibanye Stillwater Limited

[2] Share ownership in the Company at the date of this report is unchanged (except as described in footnote 10 below)

[3] Share ownership in the Company at the date of this report was (except as described in footnote 10 below):

•	Dawie Mostert – 6,100 shares
•	Robert van Niekerk – 366 shares

[4] Resigned during 2019

[5] Harry Kenyon-Slaney holds 4,213 ADRs which convert to 16,852 ordinary shares in the Company

[6] Appointed during 2020. Elaine Dorward-King holds 1,200 ADRs at 31 December 2020 which convert to 4,800 ordinary shares in the Company

[7] Ceased performing a prescribed officer role during 2020

[8] Ceased performing a prescribed officer role during 2021 before the annual financial report was authorised for issue

[9] Appointed during 2020. Laurent Charbonnier holds 8,905 ADRs at 31 December 2020 which convert to 35,620 ordinary shares in the Company

10 At the date of this report, the following directors and prescribed officers had shares in escrow following the March 2021 vesting in terms of the equity-settled share-based payment scheme:

—	Neal Froneman – 2,725,411 shares and 319,165 ADRs
—	Charl Keyter – 2,037,730 shares
—	Dawie Mostert – 989,754 shares
—	Themba Nkosi – 795,975 shares
—	Wayne Robinson – 915,070 shares and 9,036 ADRs
—	Richard Stewart – 1,135,892 shares
—	Robert Van Niekerk – 1,598,602 shares

Reconciliation of the share-based payment obligations
Figures in million - SA rand	Note	2020	2019	2018
Share-based payment on Rustenburg BEE transaction		1,468.5	1,367.6	149.7
Employee cash-settled share-based payment plans		159.9	57.5	76.0
Balance at end of the year		1,628.4	1,425.1	225.7

Reconciliation of the share-based payment obligations
Balance at beginning of the year		1,425.1	225.7	434.5
Cash-settled share-based payments expense[1]		353.4	73.0	17.7
Fair value loss/(gain) on obligations[2]	7	128.6	1,217.9	(249.9)
Cash-settled share-based payments paid[3]		(274.5)	(90.9)	(21.7)
Share-based payment obligation on acquisition of subsidiary		-	-	45.1
Foreign currency translation		(4.2)	(0.6)	-
Balance at end of the year		1,628.4	1,425.1	225.7

Reconciliation of the non-current and current portion of the share-based payment obligation:
Cash-settled share-based payment obligations		1,628.4	1,425.1	225.7
Current portion of cash-settled share-based payment obligations		(33.1)	(82.1)	(56.8)
Non-current portion of cash-settled share-based payment obligations		1,595.3	1,343.0	168.9

[1] Included in the amount is a share-based payment expense for the year ended 31 December 2020 related to cash-settled share-based payment schemes of Stillwater of R0.7 million (31 December 2019 and 31 December 2018: R8.9 million and R14.5 million, respectively) and DRDGOLD Limited of R127.8 million (31 December 2019 and 31 December 2018: R64.1 million and R3.2 million, respectively). The remainder of the expense relates to the new 2020 cash-settled share-based payment awards of the Group

[2] The fair value adjustment relates to the Rustenburg BEE Transaction and is included in the loss on financial instruments in profit or loss

[3] Payments made during the year relate to vesting of cash-settled awards to employees and payments made on the Rustenburg BEE Transaction as well as the vesting of the last tranche of the November 2015 grant relating to DRDGOLD

Expenses from share based payment arrangements
Figures in million - SA rand	Notes	2020	2019	2018
Sibanye-Stillwater 2020 Share Plan (cash-settled scheme)	6.3	(225.9)	-	-
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme)	6.1	(145.2)	(194.4)	(139.2)
Sibanye-Stillwater 2013 Share Plan (equity-settled scheme)	6.1	-	(95.9)	(142.5)
Stillwater (cash-settled scheme)		(0.7)	(8.9)	(14.5)
DRDGOLD (equity-settled scheme)	6.2	(12.8)	-	-
DRDGOLD (cash-settled scheme)[1]	6.4	(127.8)	(64.1)	(3.2)
Total share-based payment expense		(512.4)	(363.3)	(299.4)

Reconciliation of the cash-settled and equity-settled share-based payment expense:
Cash-settled share-based payment expense[2]		(354.4)	(73.0)	(17.7)
Equity-settled share-based payment expense		(158.0)	(290.3)	(281.7)
Total share-based payment expense		(512.4)	(363.3)	(299.4)

[1] The DRDGOLD share-based payment expense represents a cash-settled long-term incentive scheme in which phantom shares were issued. The increase in expense relates mainly to the remeasurement of the cash-settled liability over the vesting period and an increase in the seven day volume weighted average price of the DRDGOLD share price

[2] Included in the cash-settled share-based payment expense is grant date fair value movements of R120.3 million and fair value movements after grant date of R232.4 million

Share Plan 2020 [Member]
SHARE-BASED PAYMENTS
Inputs to the models for equity instruments granted during the year

Conditional				Forfeitable
Share Units				Share Units
2018	2019	2020	MONTE CARLO SIMULATION	2020	2019	2018
-	-	70.10	Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option) %	n/a	-	-
-	-	3	Expected term (years)	n/a	-	-
-	-	36.0	Expected term (months)	9 - 18	-	-
-	-	7.82	Expected dividend yield (USA/SA) %	12.92/6.66	-	-
-	-	3.62	Risk-free interest rate (USA/SA) %	0.14/3.40	-	-
		R60.0	Weighted average share price (ADR/JSE)	US$15.89/R60
-	-	40.38	Weighted average fair value (SA rand)	67.72	-	-

Summary of activity of other equity instruments

Conditional				Forfeitable
Share Units				Share Units
2018	2019	2020	Number of units	2020	2019	2018
-	-	-	Outstanding at beginning of the year	-	-	-
-	-		Movement during the year:		-	-
-	-	16,199,788	Granted during the year	1,985,819	-	-
-	-	(10,891)	Vested	(965,294)	-	-
-	-	(868,913)	Forfeited	(70,305)	-	-
-	-	15,319,984	Outstanding at end of the year	950,220	-	-

Schedule of directors and prescribed officers' equity-settled instruments
	2019	Instruments granted	Cash-settled instruments exercised during the year			Instruments forfeited	2020
	Number of instruments	Number of instruments	Number of instruments	Average price	Cash proceeds (rand)[1]	Number of instruments	Number of instruments
Executive directors
Neal Froneman[2]	-	1,736,343	102,710	57.20	5,875,151	-	1,633,633
Charl Keyter	-	776,882	47,734	55.85	2,666,087	-	729,148
Prescribed officers
Chris Bateman[3]	-	790,804	83,596	54.28	4,537,327	672,288	34,920
Shadwick Bessit	-	489,363	31,085	55.85	1,736,190	-	458,278
Hartley Dikgale[4]	-	240,241	5,103	22.65	115,558	233,492	1,646
Dawie Mostert	-	431,942	26,844	55.85	1,499,318	-	405,098
Themba Nkosi	-	349,669	23,170	55.85	1,294,114	-	326,499
Wayne Robinson	-	419,040	28,103	55.85	1,569,637	-	390,937
Richard Stewart	-	434,990	27,033	55.85	1,509,874	-	407,957
Laurent Charbonnier[5]	-	138,895	-	-	-	-	138,895
Lerato Legong[6]	-	148,362	-	-	-	-	148,362
Robert van Niekerk	-	698,830	43,656	55.85	2,438,319	-	655,174

[1] Amounts represents pre-tax earnings paid to participants. For South African participants, these amounts were calculated by taking the Company’s VWAP share price on vesting date multiplied by the number of vested units. Chris Bateman’s proceeds were calculated by taking the Company’s closing ADR share prices on day prior to vesting multiplied by the number of units vested

[2] Numbers include ADRs and JSE listed shares as a result of the dual service contract

[3] Share proceeds were calculated by converting the US dollar amounts at an average exchange rate of R16.46/US$ for the year ended 31 December 2020. Chris Bateman ceased performing a prescribed officer role on 6 September 2020

[4] Ceased performing a prescribed officer role on 31 March 2020

[5] Assumed a prescribed officer role on 16 November 2020

[6] Assumed a prescribed officer role on 1 September 2020

Sibanye 2017 and 2013 Share Plan [Member]
SHARE-BASED PAYMENTS
Schedule of directors and prescribed officers' equity-settled instruments

	20191	Instruments granted	Equity-settled instruments exercised during the year			Instruments forfeited	2020
	Number of instruments	Number of instruments	Number of instruments	Average price	Share proceeds (rand)[2]	Number of instruments	Number of instruments
Executive directors
Neal Froneman[3]	9,647,563	-	827,687	38.78	32,095,618	1,452,461	7,367,415
Charl Keyter	4,689,446	-	416,220	38.22	15,909,215	736,054	3,537,172
Prescribed officers
Chris Bateman[4]	3,976,014	-	1,055,727	52.51	55,433,322	2,092,683	827,604
Shadwick Bessit	1,928,857	-	214,249	37.45	8,024,436	394,887	1,319,721
Hartley Dikgale[5]	2,155,964	-	833,284	33.46	27,882,245	1,322,680	-
Dawie Mostert	2,462,548	-	236,036	38.11	8,996,232	419,915	1,806,597
Themba Nkosi	2,163,196	-	221,755	37.65	8,350,171	395,503	1,545,938
Wayne Robinson	2,579,947	-	260,536	37.81	9,850,640	471,210	1,848,201
Richard Stewart	2,957,219	-	302,063	37.26	11,253,941	562,512	2,092,644
Robert van Niekerk	3,924,717	-	313,281	38.28	11,990,926	633,725	2,977,711

[1] Prior to the implementation of the Scheme, the share awards were issued and settled by SGL. From 24 February 2020, all share awards are settled by the Company. No new equity-settled instruments were issued during 2020. The 2019 number of instruments reflects the take-on instruments at 24 February 2020 when the Company became the settling entity

[2] Amounts represent earnings taxable in the hands of the participants. These were calculated by taking vesting date closing share prices of the Company multiplied by the number of vested units

[3] Numbers include American Depositary Receipts (ADRs) and JSE listed shares and as a result of the dual service contract

[4] Share proceeds were calculated by converting the US dollar amounts at an average exchange rate of R16.46/US$ for the year ended 31 December 2020. Chris Bateman ceased performing a prescribed officer role on 6 September 2020

[5] Ceased performing a prescribed officer role on 31 March 2020

Sibanye Stillwater 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Summary of percentile on peer group

TSR element of performance conditions
Percentile on peer group TSR curve	% vesting
0%	0%
10%	0%
20%	0%
30%	5%
40%	20%
50%	35%
60%	55%
70%	75%
80%	90%
90%	100%
100%	100%

Summary of return on capital employed
ROCE element of performance condition
Annual ROCE	% vesting
≤Ke	0.0%
Ke + 1%	16.7%
Ke + 2%	33.3%
Ke + 3%	50.0%
Ke + 4%	66.7%
Ke + 5%	83.3%
Ke + 6%	100.0%

Summary of activity of other equity instruments

Performance				Bonus
shares				shares
2018	2019	2020	Number of instruments	2020	2019	2018
12,953,888	48,535,348	68,236,442	Outstanding at beginning of the year	2,582,489	3,269,210	-
			Movement during the year:
41,103,872	30,512,439	-	Granted during the year	-	3,994,507	5,977,437
(1,457,586)	-	(1,005,668)	Vested	(2,541,680)	(5,823,174)	(2,348,445)
(4,064,826)	(10,811,345)	(4,633,349)	Forfeited	(40,809)	1,141,946	(359,782)
48,535,348	68,236,442	62,597,425	Outstanding at end of the year	-	2,582,489	3,269,210

Sibanye 2013 Share Plan - Allocations From March 2016 Onwards [Member]
SHARE-BASED PAYMENTS
Inputs to the models for equity instruments granted during the year

Performance				Bonus
shares				shares
2018	2019	2020	MONTE CARLO SIMULATION	2020	2019	2018
55.71	54.82	n/a	Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option) %	n/a	n/a	50.35
3	3	n/a	Expected term (years)	n/a	n/a	n/a
n/a	n/a	n/a	Expected term (months)	n/a	9 - 18	9 - 18
3.64	1.22	n/a	Expected dividend yield %	n/a	-	2.14 / 2.30
6.90	7.19	n/a	Weighted average three-year risk-free interest rate (based on SA interest rates) %	n/a	7.06 / 7.07	6.87 / 6.77
6.86	11.17	n/a	Weighted average fair value	n/a	15.58	11.43

Summary of activity of other equity instruments

Performance shares				Bonus shares
2018	2019	2020	Number of instruments	2020	2019	2018
19,379,386	15,215,982	11,157,460	Outstanding at beginning of the year	-	-	446,469
			Movement during the year:
-	-	-	Granted during the year	-	-	-
(2,523,162)	(467,017)	(5,055,647)	Vested	-	-	(415,579)
(1,640,242)	(3,591,505)	(6,101,813)	Forfeited	-	-	(30,890)
15,215,982	11,157,460	-	Outstanding at end of the year	-	-	-